Auditor’s remuneration	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Auditor's remuneration
Auditor’s remuneration

			$ million
Fees	2019	2018	2017
The audit of the company annual accounts[a]	32	25	26
The audit of accounts of subsidiaries of the company	11	10	11
Total audit	43	35	37
Audit-related assurance services[b]	4	4	7
Total audit and audit-related assurance services	47	39	44
Non-audit and other assurance services	1	2	3
Total non-audit or non-audit-related assurance services	1	2	3
Services relating to BP pension plans	1	1	—
	49	42	47
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.

With effect from 2018, following a competitive tender process, Deloitte LLP (Deloitte) was appointed as auditor of the Company, replacing Ernst & Young LLP (EY). In the table above, auditor’s remuneration for services provided during the years ended 31 December 2019 and 31 December 2018 thus relates to Deloitte and for the year ended 31 December 2017 EY.
2019 includes $3.6 million of additional fees for 2018. In addition to the amounts shown in the table above, in 2018 $0.75 million of additional fees were paid to EY in respect of their audit for 2017. Auditor's remuneration is included in the income statement within distribution and administration expenses.
Tax services (in relation to income tax, indirect tax compliance, employee tax services and tax advisory services) were $nil in all periods presented.
The audit committee has established pre-approval policies and procedures for the engagement of Deloitte to render audit and certain assurance and other services. The audit fees payable to Deloitte were considered as part of the audit tender process in 2016 and challenged by the audit committee through comparison with the audit pricing proposals of the other bidding firms, before being approved. Deloitte performed further assurance services that were not prohibited by regulatory or other professional requirements and were pre-approved by the Committee. Deloitte is engaged for these services when its expertise and experience of BP are important. Most of this work is of an audit-related or assurance nature.
Under SEC regulations, the remuneration of the auditor of $49 million (2018 $42 million and 2017 $47 million) is required to be presented as follows: audit $43 million (2018 $35 million and 2017 $37 million); other audit-related $4 million (2018 $4 million and 2017 $7 million); tax $nil (2018 $nil and 2017 $nil); and all other fees $3 million (2018 $3 million and 2017 $3 million).